Segment information - Revenue from external customers (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Disaggregation of Revenue [Line Items]
Total operating revenues	$ 309,702	$ 248,665
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | The Cool Pool
Disaggregation of Revenue [Line Items]
Total operating revenues	$ 66,691	$ 141,024
Concentration risk, percentage	23.00%	61.00%
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Perenco and SNH
Disaggregation of Revenue [Line Items]
Total operating revenues	$ 163,571	$ 73,101
Concentration risk, percentage	56.00%	31.00%